Subsequent Events - Additional Information (Detail) ¥ in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Mar. 31, 2022 shares	Jan. 20, 2022 USD ($) shares	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 31, 2022
Proceeds from issuance of Class A and Class B ordinary shares					¥ 19,873	$ 3,120	¥ 0	¥ 0
Subsequent Event [Member] | JIDU Auto Inc., and Geely Robotics Limited [Member]
Percentage of equity interest held by company									53.20%
Subsequent Event [Member] | iQIYI [Member]
Proceeds from issuance of Class A and Class B ordinary shares			¥ 1,816	$ 285
Subsequent Event [Member] | Series A Preferred Stock [Member] | JIDU Auto Inc., and Geely Robotics Limited [Member]
Purchase consideration | $		$ 200
Series A Preferred Shares Geely has the right to purchase upon the warrant issued by Jidu		55,527,698
Purchase consideration to be paid by Geely | $		$ 164
Number of shares purchase Jidu auto inc		67,867,337
Subsequent Event [Member] | Common Class A [Member] | iQIYI [Member]
Stock Issued During Period, Shares, New Issues	304,705,880
Subsequent Event [Member] | Common Class B [Member] | iQIYI [Member]
Stock Issued During Period, Shares, New Issues	164,705,882